Finance income (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Finance Income [Abstract]
Disclosure of detailed information about finance income [Table Text Block]
	Year ended December 31,
	2020	2019
	$	$
Fair value adjustment on redeemable preference shares (note 7(a))	7,774	—
Accretion income on redeemable preference shares (note 7(b))	—	516
Interest income and other	551	355
Total finance income	8,325	871